BALANCE SHEETS	Dec. 31, 2021 USD ($)
Current assets:
Cash	$ 799,808
Prepaid expenses	302,590
Total Current Assets	1,102,398
Cash held in trust account	128,421,215
Total Assets	129,523,613
Liabilities, Current [Abstract]
Accounts payable	16,862
Accrued Liabilities, Current	31,749
Franchise Tax Payable	65,600
Total Current Liabilities	114,211
Warrant liabilities	2,036,258
Total Liabilities	2,150,469
Commitments and Contingencies
Common stock subject to possible redemption	128,397,500
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding at December 31, 2021 and December 31, 2020, respectively	0
Common stock, $0.0001 par value; 50,000,000 shares authorized; 3,162,500 shares issued and outstanding (excluding 12,650,000 and 12,650,000 shares subject to possible redemption) at December 31, 2021 and December 31, 2020, respectively	317
Additional paid-in capital	0
Accumulated deficit	(1,024,673)
Total Stockholders' Deficit	(1,024,356)
Total Liabilities, Common Stock Subject to Possible Redemption and Stockholders' Deficit	$ 129,523,613